Finance Lease Receivables - Schedule of Future Minimum Lease Payments to be Received (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Finance lease receivables, Less than 1 year	¥ 208,218,275	$ 31,910,847	¥ 444,697,424
Finance lease receivables, 1 - 2 years	36,167,327	5,542,885	258,140,571
Finance lease receivables, 2 - 3 years	738,930	113,246	46,157,291
Finance lease receivables, 3 - 4 years			937,078
Finance lease receivables, Total	¥ 245,124,532	$ 37,566,978	¥ 749,932,364